Deferred Tax - Summary of Estimated Recovery Period For Deferred Tax Balances (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Deferred tax liability	$ 553	$ 897
Total deferred tax liabilities	960	1,272
Deferred tax assets	1,104	1,118
Total deferred tax assets	1,511	1,493
Net deferred tax assets	551	221
Recovered after more than 12 Months [member]
Statement [Line Items]
Deferred tax liability	957	1,270
Deferred tax assets	1,428	1,400
Recovered within 12 Months [member]
Statement [Line Items]
Deferred tax liability	3	2
Deferred tax assets	$ 83	$ 93